UNITED STATES
		     SECURITIES AND EXCHANGE COMMISSION
				Washington, D.C. 20549

				FORM 13F

			FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended : March 31, 2011
Check here is Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement
				 [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name : Glynn Capital Management LLC
Address: 3000 Sand Hill Road
	 Bldg 3-230
	 Menlo Park, CA 94025

13F File Number :801-41243

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name : Vivian Loh Nahmias
Title :CFO
Phone : 650-854-2215
Signature, Place, and Date of Signing:

Vivian Loh Nahmias	Menlo Park	CA	May 6, 2011



			FORM 13F SUMMARY PAGE
Report Summary :

Number of Other Included Managers : 0

Form 13F Information Table Entry Total : 56

Form 13F Information Table Value Total : $236438



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Laboratories            COM              002824100     1717    35000 SH       Sole                    35000
Adobe Systems Inc              COM              00724F101      330     9950 SH       Sole                     9950
Advent Software                COM              007974108     7889   274973 SH       Sole                   274973
Akamai Technologies            COM              00971T101    10003   263250 SH       Sole                   263250
Apple Computer                 COM              037833100      732     2100 SH       Sole                     2100
AutoNavi                       COM              05330F106     4408   248882 SH       Sole                   248882
Automatic Data Processing, Inc COM              053015103      355     6911 SH       Sole                     6911
BP Amoco PLC                   COM              055622104      400     9054 SH       Sole                     9054
Berk. Hath. Class B            COM              084670207     2312    27650 SH       Sole                    27650
Calix                          COM              13100M509     6660   327913 SH       Sole                   327913
ChinaCache                     COM              16950M107     6804   373249 SH       Sole                   373249
Cisco Systems                  COM              17275R102      343    20000 SH       Sole                    20000
Comverge Inc                   COM              205859101     1776   381118 SH       Sole                   381118
Constant Contact, Inc          COM              210313102     5369   153849 SH       Sole                   153849
Demand Media                   COM              24802N109     5078   215625 SH       Sole                   215625
Dolby Laboratories, Inc.       COM              25659T107     6702   136195 SH       Sole                   136195
EMC Corporation                COM              268648102     1182    44500 SH       Sole                    44500
Financial Engines, Inc.        COM              317485100    12338   447686 SH       Sole                   447686
Finisar Corp                   COM              31787a507     5343   217180 SH       Sole                   217180
General Electric               COM              369604103     1123    56016 SH       Sole                    56016
General Mills                  COM              370334104      975    26672 SH       Sole                    26672
Genomic Health, Inc            COM              37244C101     5211   211843 SH       Sole                   211843
Google Inc                     COM              38259P508      584      995 SH       Sole                      995
Halliburton Co.                COM              406216101      997    20000 SH       Sole                    20000
IBM                            COM              459200101     3606    22116 SH       Sole                    22116
Infinera                       COM              45667G103     4839   576775 SH       Sole                   576775
Informatica Corp.              COM              45666Q102     6168   118175 SH       Sole                   118175
Intel Corp.                    COM              458140100     1009    50000 SH       Sole                    50000
Intuit, Inc.                   COM              461202103      374     7050 SH       Sole                     7050
Johnson & Johnson              COM              478160104     1033    17428 SH       Sole                    17428
Linear Technology              COM              535678106     7123   211804 SH       Sole                   211804
LogMeIn                        COM              54142L109     5860   139005 SH       Sole                   139005
Longtop Financial              COM              54318P108     5438   173090 SH       Sole                   173090
MIPS Technologies              COM              604567107     6544   623800 SH       Sole                   623800
MakeMyTrip                     COM              V5633W109     5799   197855 SH       Sole                   197855
Mercadolibre, Inc.             COM              58733R102     9988   122360 SH       Sole                   122360
Merck                          COM              589331107      761    23068 SH       Sole                    23068
Minnesota Mining               COM              604059105      374     4000 SH       Sole                     4000
NetSuite Inc.                  COM              64118Q107     6034   207496 SH       Sole                   207496
Oplink Communications          COM              68375Q403     5614   288050 SH       Sole                   288050
Oracle Corporation             COM              68389X105      431    12900 SH       Sole                    12900
Qlik Technologies              COM              74733T105     5649   217274 SH       Sole                   217274
QuinStreet, Inc                COM              74874Q100    10978   482987 SH       Sole                   482987
Rackspace Hosting              COM              750086100     6564   153188 SH       Sole                   153188
RealD                          COM              75604L105     7774   284150 SH       Sole                   284150
Red Hat, Inc                   COM              756577102     5901   130010 SH       Sole                   130010
Royal Dutch Shell PLC          COM              780259206      291     4000 SH       Sole                     4000
Salesforce.com Inc.            COM              79466L302     5397    40402 SH       Sole                    40402
Schlumberger Ltd.              COM              806857108     1492    16000 SH       Sole                    16000
ServiceSource                  COM              81763U100     5818   477650 SH       Sole                   477650
Spreadtrum Comm.               COM              849415203    10196   549676 SH       Sole                   549676
SuccessFactors, Inc            COM              864596101     5999   153455 SH       Sole                   153455
Target CP                      COM              239753106      657    13140 SH       Sole                    13140
VMWare                         COM              928563402     4676    57345 SH       Sole                    57345
Velti                          COM              G93285107     5049   401030 SH       Sole                   401030
Visa, Inc.                     COM                             368     5000 SH       Sole                     5000